Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of interest rate sensitivities of our financial assets and liabilities

	Effect on net income (loss)		Effect on equity
	2024	2023	2024	2023
0.5% increase	$6.2	$4.6	$6.2	$4.6
0.5% decrease	(5.5)	(4.3)	(5.5)	(4.3)